SCHEDULE OF BALANCE SHEET INFORMATION RELATED OPERATING LEASE (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Operating Lease
Operating lease right of use assets	$ 113,250	$ 141,895
Total operating lease assets	113,250	141,895
Current operating lease liabilities	76,797	148,904
Non-current operating lease liabilities	36,601
Total operating lease obligations	$ 113,398	$ 148,904